Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	AUBURN NATIONAL BANCORPORATION, INC
Document Type	DEF 14A
Entity Central Index Key	0000750574
Amendment Flag	false